Summary of Significant Accounting Policies (Policies) - Gemini Direct Investment LLC and Subsidiaries [Member]	12 Months Ended
Dec. 31, 2020
Basis of Accounting

Basis of Accounting

The consolidated financial statements of the Company are prepared under the accrual basis of accounting, in accordance with generally accepted accounting principles in the United States of America (GAAP) except as described below.

Basis of presentation

Basis of Presentation

The accompanying consolidated financial statements are being produced as part of a merger agreement of GDI and Ammo, Inc. For this purpose, the accompanying financial statements include the accounts of Gemini Direct Investments, LLC and all of its subsidiaries (excluding TVP Investments, LLC, Media Lodge, Inc., Media Lodge, LLC, GDI Air 1, LLC and GDI II, LLC). As a result, the significant intercompany balances and transactions of these entities have not been included in consolidation. The consolidation of these entities would impact the financial statements as follows:

	2020 Increase	2019 Increase
TOTAL ASSETS	$4,394,463	$3,729,453
TOTAL LIABILITIES	5,201,315	2,692,029
TOTAL DEFICIT	4,407,523	921,172
TOTAL LIABILITIES AND DEFICIT	$9,608,838	$3,613,201
NET LOSS	$4,040,677	$1,279,678
NET CASH FLOWS	$13,649,515	$4,892,879

Use of Estimates

Use of Estimates

The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements. Significant estimates include collectability of accounts receivable and depreciation of property and equipment. Actual results could differ from those estimates.

Concentration of Credit Risk

Concentration of Credit Risk

The Company maintains cash balances with several financial institutions which are insured by the Federal Deposit Insurance Corporation within statutory limits. At December 31, 2020 and 2019, the account balances exceeded the federally insured limit by approximately $25,989,000 and $13,506,000, respectively. Management believes no significant credit risk exists at December 31, 2020 and 2019, respectively.

Revenue Recognition

Revenue Recognition

In May 2014, Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2014-09, Revenue from Contracts with Customers (Topic 606), which outlines a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers and supersedes most current revenue recognition guidance, including industry- specific guidance, and has since issued additional amendments to ASU 2014-09. This new standard requires an entity to recognize revenue depicting the transfer of goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The Company adopted this guidance as of January 1, 2019.

In accordance with FASB ASU Topic 606, the Company adopted the new revenue recognition standard using the modified retrospective method for all contracts not completed as of the date of adoption. The adoption of ASU Topic 606 had no material impact to the Company’s financial statements.

The Company applies the following five steps:

1.	Identify the contract with a customer: A contract with a customer exists when (i) the Company enters into a contract that has been approved and the parties are committed, (ii) each party’s rights are identified, (iii) payment terms are defined, (iv) the contract has commercial substance and (v) collection is probable.

2.	Identify the performance obligations in the contract: A performance obligation is identified as a promised good or service that is both distinct, meaning the customer can benefit from the good or service either on its own or together with other resources that are readily available to the customer, and are distinct in the context of the contract, meaning the transfer of the good or service is separately identifiable from other promises in the contract. If multiple goods or services are promised within a contract, the Company applies judgment to determine whether those promised goods or services are capable of being distinct and are distinct in the context of the contract. If these criteria are not met, the promised goods or services are accounted for as a single performance obligation.

3.	Determine the transaction price: The transaction price is the amount of consideration the Company is entitled to receive in exchange for transferring goods or services to customers. The transaction price includes only those amounts to which the company has enforceable rights under the present contract. The Company estimates the amount of variable consideration that should be included in the transaction price utilizing either the expected value method or the most likely amount method. Variable consideration is included in the transaction price if, in the Company’s judgment, it is probable that a significant future reversal of cumulative revenue under the contract will not occur.

4.	Allocate the transaction price to performance obligations in the contract: If the contract contains a single performance obligation, the entire transaction price is allocated to the single performance obligation. If multiple distinct performance obligations are identified within a single contract, the transaction price must be allocated to each separate performance obligation based on the relative stand-alone selling prices of the goods or services in the contract. The best evidence of stand-alone selling prices is the price a company charges for that good or service when the company sells it separately in similar circumstances to similar customers. However, if the goods or services are not sold separately or are only sold separately infrequently or with widely varying prices then the stand-alone selling price is estimated using either the expected cost plus a reasonable margin, an assessment of market prices for similar goods or services or the residual approach.

5.	Recognize revenue when or as the Company satisfies a performance obligation: The Company satisfies performance obligations either over time or at a point in time. Revenue is recognized at the time the related performance obligation is satisfied through the transferring of the promised good or service to the customer.

The Company recognizes revenue as follows:

Auction Revenue: Consists of optional listing fees with variable pricing components based on customer options selected from the GunBroker website and final value fees based on a percentage of the final selling price of the listed item. The performance obligation is to process the transactions as initiated by the customer. Revenue is recognized at a point in time when the transaction is processed.

Payment Processing Revenue: Consists of fees charged to customers on a transactional basis. The performance obligation is to process the transactions as initiated by the customer. The price is set by the GunBroker user agreement on the website based on stand-alone selling prices. Revenue is recognized at a point in time when the transaction is processed.

Shipping Income: Consists of fees charged to customers for shipping of sold items listed on the GunBroker website. The performance obligation is to ship the item sold as initiated by the customer. The price is set based on the third-party service provider selected to be used by the customer as well as the speed and location of shipment. Revenue is recognized at a point in time when the shipping label is printed.

Banner Advertising Campaign Revenue: Consists of fees charged to customers for advertisement placement and impressions generated through the GunBroker website. The performance obligation is to generate the number of impressions specified by the customer on banner advertisements on the GunBroker website using the placement selected by the customer. The price is set by the GunBroker user agreement on the website based on standalone selling prices, or by advertising insertion order as negotiated by media broker. If the number of impressions promised is not generated, the customer receives a refund and the refund is applied to the transaction price. Banner advertising campaigns generally run for one month, and revenue is recognized at a point in time at the end of the selected month.

Product Sales: Consists of fees charged for the liquidation of excess inventory for partner distributors. The performance obligation is to sell and ship the inventory item as initiated by the customer. The price depends on whether the inventory is a fixed price item or an auction item. For a fixed price item, the Company performs research to determine the current market rate for such an item, and the item is listed at that price. For an auction item, the price is set by what the buyer is willing to pay. The Company acts as a principal in these transactions due to the extent of control they have over the product prior to the sale. Due to the principal determination, gross revenue is recognized at a point in time when the item has been shipped.

Identity Verification: Consists of fees charged to customers for identity verification in order to gain access to the GunBroker website. The performance obligation is to process the identity verification as initiated by the customer. The price is set by the GunBroker user agreement on the website based on a stand-alone selling price. Revenue is recognized at a point in time when the identity verification is completed and is included in other revenue.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In February 2016 the FASB issued ASU 2016-02, Leases. This update requires the recognition of leased assets and lease obligations by lessees for those leases currently classified as operating leases under existing lease guidance. Short-term leases with a term of 12 months or less are not required to be recognized. The update also requires disclosure of key information about leasing arrangements to increase transparency and comparability among organizations. The accounting for lessors does not fundamentally change except for changes to conform and align guidance to the lessee guidance as well as to the new revenue recognition guidance in FASB ASU 2014-09. This update is effective for the Company’s fiscal year beginning January 1, 2022. The Company is currently evaluating the impact of the adoption of ASU 2016-02 on the consolidated financial statements.

On January 2016, the FASB issued ASU 2016-01, Financial Instruments – Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities. The amendments in this ASU, among other things: (1) requires equity investments (except those accounted for under the equity method of accounting, or those that result in consolidation of the investee) to be measured at fair value with changes in fair value recognized in net income; (2) requires public business entities to use the exit price notion when measuring the fair value of financial instruments for disclosure purposes; and (3) requires separate presentation of financial assets and financial liabilities by measurement category and form of financial asset (i.e., securities or loans and receivables). The Company adopted this ASU on January 1, 2019. The adoption of ASU 2016-01 had no material impact to the Company’s financial statements.

Cash and Cash Equivalents	Cash and Cash Equivalents The Company considers deposits that can be redeemed on demand and investments that have original maturities of less than three months, when purchased, to be cash equivalents.
Fair Value of Financial Instruments

Fair Value of Financial Instruments

Financial instruments, primarily cash, receivables, accounts payable and notes payable are reported at values which the Company believes are not significantly different from fair values. The Company believes no significant credit risk exists with respect to any of its financial instruments at December 31, 2020 and 2019, respectively.

Investment Securities

Investment Securities

In accordance with FASB Accounting Standards Codification (ASC) Topic 320, Investments – Debt Securities, and ASC Topic 321, Investments – Equity Securities, investment securities are classified by management at the time of purchase and accounted for as follows:

Debt securities classified to be held to maturity are stated at cost. The Company has the positive intent and ability to hold these securities to maturity.

Other investment securities are carried at fair value with dividend and interest income reflected in net income for the years ended December 31, 2020 and 2019. The Company has invested in securities in the form of money market funds, mutual funds and limited partnership interests.

Fair Value Measurement

Fair Value Measurement

The Company follows the guidance in FASB ASC Topic 820, Fair Value Measurement, as it relates to fair value measurements and disclosures. This guidance provides a framework for measuring fair value and a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:

Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that are accessible at the measurement date. This level of the fair value hierarchy provides the most reliable evidence of fair value and is used to measure fair value whenever available.

Level 2 inputs are inputs other than quoted prices included in Level 1 that are either directly or indirectly observable for the assets or liabilities. These inputs include: (a) quoted prices for similar assets or liabilities in inactive markets; (b) quoted prices for identical or similar assets or liabilities in markets in which there are few transactions for the asset or liability, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly; (c) inputs other than quoted prices that are observable for the asset or liability; or (d) inputs that are derived principally from or corroborated by observable market data by correlation or other means. If the asset or liability has a specified (contractual) term, the Level 2 input must be observable for substantially the full term of the asset or liability.

Level 3 inputs are unobservable inputs for the assets or liabilities.

The fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs.

Depreciation and Amortization

Depreciation and Amortization

Depreciation and amortization of property and equipment are calculated on the straight-line method over the assets’ estimated useful lives. The estimated useful lives of the property and equipment range from three to seven years.

Advertising Costs	Advertising Costs The Company expenses advertising costs as incurred. These costs were approximately $375,000 and $190,000 for the years ended December 31, 2020 and 2019, respectively.
Software Development Costs

Software Development Costs

In accordance with FASB ASC 350, Intangibles – Goodwill and Other Subtopic (350-40): Internal Use Software, internally developed internal-use computer software development costs are capitalized beginning in the period that the preliminary project stage is complete and management commits to funding the project and it is probable the project will be completed and the software will be used to perform the function intended. Capitalization ceases at the point in which the project is substantially complete and ready for its intended use. During 2020 and 2019, software development costs of $1,200,007 and $1,409,423, respectively, were capitalized. Amortization of capitalized software development costs is over a five-year period using the straight-line method and amounted to $1,347,186 and $1,275,655 during the years ended December 31, 2020 and 2019, respectively. Software development costs are reported as a component of property and equipment in the Company’s consolidated balance sheets.

Allowance for Doubtful Accounts

Allowance for Doubtful Accounts

Management reviews historical experience, the status of accounts receivable, and an analysis of possible bad debts to determine an allowance for doubtful accounts. Accounts are generally considered past due after 60 days. Receivables are written off based on individual credit evaluation and specific circumstances of the customer if considered necessary. As of December 31, 2020 and 2019, the Company had recorded an allowance for doubtful accounts of $1,095,176 and $660,126, respectively.

Loan Costs

Loan Costs

In accordance with FASB ASU 2015-03, Interest - Imputation Subtopic (835-30): Simplifying the Presentation of Debt Issuance Costs, debt issuance costs related to a recognized debt liability are presented in the consolidated balance sheets as a direct deduction from the carrying amount of that debt liability and amortization expense is included in interest expense.

Loan closing costs are capitalized and amortized using the straight-line method over the life of the related loan, which approximates the effective interest method.

Intangible Assets

Intangible Assets

In accordance with accounting standards regarding business combinations and accounting for intangibles including FASB ASC 805, Business Combinations, and FASB ASC 350, Intangibles-Goodwill and Other, the Company has accounted for goodwill in a purchase business combination as the excess of the cost over the fair value of net assets acquired. The Company has elected to apply the accounting alternative set forth in FASB ASC 805 for recognition of identifiable intangible assets acquired in a business combination. Under the accounting alternative an acquirer shall not recognize separately from goodwill customer-related intangible assets unless they are capable of being sold or licensed independently from other assets of a business or noncompetition agreements. As a result, such identifiable intangible assets acquired will be amortized with goodwill over a ten-year period. In accordance with FASB ASC 350, the Company tests goodwill for impairment if an event occurs or circumstances change that indicate that the fair value of the entity may be below its carrying amount (triggering event). During 2020 and 2019, the Company did not recognize any impairment losses related to the goodwill recorded. Goodwill is deductible for tax purposes and will be amortized over a ten- year life. Business combinations have also resulted in other identifiable intangible assets being recognized. Amortization of identifiable intangible assets occurs over the estimated useful life of the intangible asset.

Income Taxes

Income Taxes

GDI and all of its subsidiaries, except for GBI, are single member limited liability companies and are disregarded for federal, state and local income tax purposes. GBI is a corporation and has elected to be treated as a Qualified Subchapter S Corporation for federal income tax purposes. As a result, income or losses of the Company are reported and taxed on the personal income tax return of the member.

The Internal Revenue Service (IRS) began an examination of the GBI federal income tax returns for 2018 in the third quarter of 2020. As of December 31, 2020, the Company cannot reasonably estimate when the examination will be completed or if any material adjustments will be proposed by the IRS. As of December 31, 2020, management believes there are no uncertain tax positions as defined by FASB ASC 740, Income Taxes.

Included in distributions for the year ended December 31, 2020 and 2019, is approximately $15,102,000 and $4,322,000, respectively, related to GDI’s estimated income tax payments.

Events Occurring After Report Date

Events Occurring After Report Date

The Company has evaluated events and transactions that occurred between December 31, 2020 and April 8, 2021, which is the date that the consolidated financial statements were available to be issued, for possible recognition or disclosure in the consolidated financial statements. See Note 10.